Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2013	2012

Noncurrent:
Deferred tax asset (liabilities)	0	0
Federal net operating loss carryforward	263,821	24,442
State net operating loss carryforward	68,593	6,971
Valuation allowance	(332,414)	(31,413)
Total	0	0